Trade and other receivables	12 Months Ended
Dec. 31, 2020
Trade And Other Receivables [Abstract]
Trade and other receivables

13 Trade and other receivables

	2020 £m	2019 £m

Trade receivables	2,763	3,369

Loans and other receivables	696	629

Prepayments and accrued income	504	343

	3,963	4,341

Current	3,721	4,093

Non-current	242	248

	3,963	4,341

The majority of receivables are held in order to collect contractual cash flows, in accordance with the Group’s business model for managing financial assets, and hence are measured at amortised cost. In certain countries, however, the Group has entered into factoring arrangements and periodically sells certain trade receivables to banks and other financial institutions, without recourse, for cash. These trade receivables have been derecognised from the statement of financial position to reflect the transfer by the Group of substantially all of the risks and rewards of the receivables, including credit risk. Consequently, the cash inflows have been recognised within operating cash flows. Typically in these arrangements, the Group also acts as a collection agent for the bank. At 31 December 2020, the value of trade receivables derecognised through the factoring arrangements where the Group acts as a collection agent was £600 million (2019: £572 million) and where the Group does not act as a collection agent was £25 million (2019: £26 million). Included in trade receivables above is £205 million (2019: £295 million) of trade debtor balances which were available for factoring under these arrangements.

Included in loans and other receivables are £78 million of litigation related deposits (2019: £110 million). Management has determined that these payments represent a resource controlled by the entity, as a result of past events and from which future economic benefits are expected to flow to the entity either by being recoverable on conclusion of ongoing appeal processes or by reducing amounts payable on recognition of liabilities which have yet to be determined should the appeal process fail. These deposits are held at the fair value of consideration transferred less impairment, if applicable. The effect of discounting would be immaterial.

Prepayments and accrued income include £8 million (2019: £5 million) of accrued income primarily in relation to rebates.

Amounts receivable from related parties including associated undertakings are shown in note 26.

Trade and other receivables have been reported in the balance sheet net of allowances as follows:

	2020 £m	2019 £m

Trade receivables - gross	2,804	3,396

Trade receivables - allowance	(41)	(27)

Loans and other receivables - gross	696	639

Loans and other receivables - allowance	-	(10)

Prepayments and accrued income	504	343

Net trade and other receivables per balance sheet	3,963	4,341

The movements in the allowance account are as follows:

			2020			2019
	Trade receivables	Loans and other receivables	Total	Trade receivables	Loans and other receivables	Total
	£m	£m	£m	£m	£m	£m

1 January	27	10	37	30	10	40

Differences on exchange	(2)	-	(2)	(2)	-	(2)

Provided in the year	31	-	31	24	-	24

Released	(15)	(10)	(25)	(25)	-	(25)

31 December	41	-	41	27	10	37

As permitted by IFRS 9, the loss allowance on trade receivables arising from the recognition of revenue under IFRS 15 is initially measured at an amount equal to lifetime expected losses. Allowances in respect of loans and other receivables are initially recognised at an amount equal to 12-month expected credit losses. Allowances are measured at an amount equal to the lifetime expected credit losses where the credit risk on the receivables increases significantly after initial recognition.

The Group holds bank guarantees, other guarantees and credit insurance in respect of some of the past due debtor balances.

Trade and other receivables are predominantly denominated in the functional currencies of subsidiary undertakings apart from the following: US dollar: 2.6% (2019: 4.2%), UK sterling: 0.1% (2019: 0.2%), Euro: 0.4% (2019: 1.1%) and other currencies: 1.7% (2019: 11.2%).

There is no material difference between the above amounts for trade and other receivables and their fair value due to the short-term duration of the majority of trade and other receivables as determined using discounted cash flow analysis. There is no concentration of credit risk with respect to trade receivables as the Group has a large number of internationally dispersed customers.